Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash provided from (used by) Operations:
Net (loss) income from continuing operations	$ (1,960)	$ 1,965	$ (927)
Items not involving cash:
Accrued interest	23
Amortization	14
Change in fair value of marketable securities	293	(3,205)
Derecognition of accounts payable		(3)
Flow through financing costs			2
Gain from debt settlement		(105)	(54)
Gain on derivative liability			(13)
Income tax recovery	(7)
Recovery of promissory notes receivable		(10)
Share-based payments	366	301	161
Write off of mineral property interest	67
Cash flows from (used in) operations before changes in working capital	(1,204)	(1,057)	(831)
Changes in non-cash working capital items:
Receivables and prepaids	42	(91)	54
Accounts payable and accrued liabilities	69	(923)	184
Operating cash flow used by continuing operations	(1,093)	(2,071)	(593)
Operating cash flow (used by) provided from discontinued operations		(55)	9
Net cash used by operating activities	(1,093)	(2,126)	(584)
Financing:
Issuance of common shares, net of share issuance costs	331	1,466	523
Exercise of stock options		61
Exercise of warrants		81
Share buyback under normal course issuer bid	(168)
Cash provided from financing activities	163	1,608	523
Investing:
Mineral property interests, net of recoveries	(3,164)	(198)	(75)
Deferred royalty payment	(35)
Acquisition of marketable securities	(175)	(81)
Proceeds from disposition of marketable securities	104	8,931
Expenditures for equipment	(121)
Acquisition of subsidiary			8
Restricted cash			69
Cash (used by) provided from investing activities from continuing operations	(3,391)	8,652	2
Cash used by investing activities from discontinued operations		(409)	(262)
Net cash (used by) provided from investing activities	(3,391)	8,243	(260)
Unrealized foreign exchange gain on cash	546
(Decrease) increase in cash	(3,775)	7,725	(321)
Cash, beginning of year	8,079	354	675
Cash, end of year	4,304	8,079	354
Non-cash financing and investing activities:
Fair value of deferred royalty liability	183
Fair value of common shares issued for:
Mineral property interests		19
Finders fee		26
Shares for debt settlement			106
Fair value allocated to common shares issued on exercise of:
Share appreciation rights	23
Stock options		54
Finders fee warrants		2
Fair value of finders fee warrants from:
Issuance of finders fee warrants	11	10	21
Modification of finders fee warrants			5
Expiration of:
Stock options	12	26	243
Finders fee warrants			97
Income taxes paid
Interest received
Interest paid